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May Lose Value
BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF

Portfolio of Investments
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds 98 .6%
Alabama 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham
Refunding Revenue Bonds
Series A
06/01/2050 5.250% 755,000 784,116
Baldwin County Industrial Development Authority
(a),(b)
Revenue Bonds
Series A (Mandatory Put 06/01/2032)
AMT
06/01/2055 5.000% 1,000,000 1,030,325
Black Belt Energy Gas District
Revenue Bonds
Series F
12/01/2035 5.000% 2,000,000 2,081,730
Health Care Authority of the City of Huntsville
Revenue Bonds
Series B1
06/01/2036 5.000% 370,000 382,647
Hoover Industrial Development Board
Revenue Bonds
AMT
10/01/2049 5.750% 500,000 511,682
Total 4,790,500
Alaska 0.2%
Alaska Housing Finance Corp.
Refunding Revenue Bonds
Series A
06/01/2031 5.000% 1,000,000 1,071,907
Arizona 1.4%
Arizona Industrial Development Authority
Revenue Bonds
Series A
02/01/2045 3.000% 1,000,000 772,140
Arizona Industrial Development Authority
(a)
Refunding Revenue Bonds
07/01/2047 6.000% 330,000 333,385
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
City of Phoenix Civic Improvement Corp.
Refunding Revenue Bonds
Series D
07/01/2036 5.000% 1,500,000 1,523,265
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Series D
12/01/2041 5.000% 1,250,000 1,305,574
12/01/2045 5.000% 725,000 743,634
Maricopa County Industrial Development Authority
(a)
Revenue Bonds
AMT
10/15/2047 4.000% 1,000,000 857,247
Maricopa County Special Health Care District
General Obligation Unlimited
Series C
07/01/2031 5.000% 1,280,000 1,324,113
Series D
07/01/2032 5.000% 875,000 940,335
Sierra Vista Industrial Development Authority
(a)
Revenue Bonds
06/15/2044 5.000% 325,000 295,420
Total 8,095,113
Colorado 3.5%
City & County of Denver Airport System Revenue
Refunding Revenue Bonds
Series A
AMT
12/01/2030 5.000% 150,000 159,817
Revenue Bonds
Series A
AMT
11/15/2030 5.000% 2,930,000 3,134,514
11/15/2032 5.000% 950,000 1,028,122
11/15/2037 5.000% 1,000,000 1,056,774

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
City of Colorado Springs Utilities System Revenue
Refunding Revenue Bonds
Series A-1
11/15/2030 5.000% 850,000 872,840
Colorado Health Facilities Authority
Refunding Revenue Bonds
Series A
12/01/2034 5.000% 1,000,000 1,082,545
11/15/2038 4.000% 1,030,000 997,230
11/01/2039 4.000% 280,000 264,900
11/01/2039 5.000% 180,000 183,847
12/01/2039 5.000% 1,000,000 1,046,691
11/15/2043 4.000% 790,000 725,765
11/15/2046 4.000% 715,000 642,793
Series A-1
08/01/2037 4.000% 370,000 370,038
08/01/2038 4.000% 500,000 483,510
08/01/2044 4.000% 1,190,000 1,084,314
Series A-2
08/01/2044 5.000% 1,200,000 1,208,476
08/01/2049 4.000% 500,000 430,630
Colorado State University Research Foundation
(a)
Revenue Bonds
Series A
03/01/2045 5.250% 1,000,000 994,278
E-470 Public Highway Authority
(c)
Refunding Revenue Bonds
Series A-2
09/01/2038 0.000% 1,000,000 603,231
Revenue Bonds
Series A (NPFG)
09/01/2034 0.000% 140,000 102,541
State of Colorado
Certificate Participation
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/15/2029 5.000% 1,000,000 1,049,007
12/15/2031 5.000% 435,000 469,345
12/15/2036 4.000% 500,000 501,690
12/15/2038 4.000% 515,000 505,786
12/15/2039 4.000% 1,000,000 974,403
Series S
03/15/2046 4.000% 1,000,000 931,656
Total 20,904,743
Connecticut 1.7%
City of Hartford
Refunding Revenue Bonds
04/01/2029 5.000% 1,395,000 1,473,343
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series F-1
11/15/2039 4.200% 1,000,000 979,410
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Series A
07/01/2039 3.000% 345,000 283,831
Connecticut State Health & Educational Facilities Authority
(a)
Revenue Bonds
Series A
09/01/2046 5.000% 500,000 486,027
State of Connecticut
Refunding General Obligation Unlimited
Series D
09/15/2030 5.000% 650,000 703,333
General Obligation Unlimited
Series A
03/15/2032 5.000% 500,000 548,472
Series E
11/15/2032 5.000% 670,000 740,131
State of Connecticut Special Tax Revenue
Revenue Bonds
Series A

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
05/01/2037 4.000% 1,500,000 1,505,650
05/01/2038 4.000% 1,000,000 1,003,196
Series A-2
07/01/2037 5.000% 850,000 936,171
Series D
11/01/2039 4.000% 910,000 904,715
University of Connecticut
Revenue Bonds
Series A
11/15/2043 5.000% 650,000 660,092
Total 10,224,371
Delaware 0.2%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Series A
10/01/2045 5.000% 1,205,000 1,225,079
District of Columbia 0.8%
District of Columbia
Refunding General Obligation Unlimited
Series B
06/01/2029 5.000% 1,300,000 1,374,226
General Obligation Unlimited
Series A
10/15/2032 5.000% 200,000 209,933
District of Columbia Housing Finance Agency
Revenue Bonds
Series B-2 (FHA)
09/01/2039 4.100% 810,000 799,242
Metropolitan Washington Airports Authority Aviation Revenue
Refunding Revenue Bonds
Series A
AMT
10/01/2045 5.250% 1,000,000 1,045,652
Metropolitan Washington Airports Authority Dulles Toll Road
Revenue
(c)
Revenue Bonds
10/01/2030 0.000% 130,000 112,393
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
10/01/2037 0.000% 2,500,000 1,443,560
Total 4,985,006
Florida 6.3%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Series B-1
12/01/2037 5.000% 285,000 291,892
Brevard County Health Facilities Authority
Refunding Revenue Bonds
Series A
04/01/2042 5.000% 1,500,000 1,544,691
Central Florida Expressway Authority
Revenue Bonds
Series B (AG)
07/01/2033 5.000% 1,000,000 1,107,231
City of South Miami Health Facilities Authority, Inc.
Refunding Revenue Bonds
08/15/2047 5.000% 1,000,000 1,005,876
City of Tallahassee Energy System Revenue
Refunding Revenue Bonds
10/01/2038 5.000% 1,000,000 1,086,386
City of Tampa
Revenue Bonds
Series B
07/01/2038 4.000% 175,000 166,163
07/01/2039 4.000% 500,000 468,210
07/01/2050 5.000% 935,000 939,218
County of Miami-Dade
Refunding General Obligation Unlimited
Series A
07/01/2034 5.000% 1,000,000 1,112,684
County of Miami-Dade Aviation Revenue
Refunding Revenue Bonds
Series A
AMT
10/01/2034 5.000% 1,000,000 1,080,058
10/01/2036 5.000% 3,000,000 3,205,414

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
County of Miami-Dade Seaport Department
Refunding Revenue Bonds
Series A
AMT
10/01/2052 5.250% 1,885,000 1,900,622
County of Miami-Dade Water & Sewer System Revenue
Refunding Revenue Bonds
Series B
10/01/2035 4.000% 550,000 545,470
County of Palm Beach
(a)
Revenue Bonds
Series A
10/01/2045 5.500% 1,000,000 1,009,490
Duval County Public Schools
Refunding Certificate Participation
Series A (AG)
07/01/2033 5.000% 515,000 565,777
Escambia County Health Facilities Authority
Refunding Revenue Bonds
Series A
08/15/2045 4.000% 600,000 529,259
08/15/2050 4.000% 1,000,000 845,903
Florida Development Finance Corp.
(a)
Refunding Revenue Bonds
Series A
06/01/2036 4.000% 400,000 378,982
06/01/2041 4.000% 200,000 177,968
Greater Orlando Aviation Authority
Revenue Bonds
AMT
11/01/2037 5.500% 1,000,000 1,058,204
Series A
AMT
10/01/2037 4.000% 1,400,000 1,362,829
10/01/2038 5.000% 400,000 410,672
Hillsborough County Industrial Development Authority
Refunding Revenue Bonds
Series C
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
11/15/2049 5.250% 2,000,000 2,072,576
JEA Electric System Revenue
Refunding Revenue Bonds
Series A
10/01/2034 5.000% 310,000 343,195
Series B
10/01/2036 4.000% 1,000,000 971,432
10/01/2037 4.000% 1,015,000 977,091
Marion County School Board
Certificate Participation
06/01/2038 5.000% 500,000 537,170
Martin County Health Facilities Authority
Refunding Revenue Bonds
Series A
01/01/2046 4.000% 845,000 757,758
Miami Beach Health Facilities Authority
Revenue Bonds
Series B
11/15/2046 4.000% 1,000,000 873,258
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
Series A
04/01/2040 5.000% 1,000,000 1,070,714
Revenue Bonds
04/01/2041 5.000% 500,000 534,488
Miami-Dade County Industrial Development Authority
(a),(b)
Revenue Bonds
Series A-1 (Mandatory Put 07/01/2036)
07/01/2065 5.375% 500,000 515,108
Palm Beach County Health Facilities Authority
Revenue Bonds
Series B
11/15/2042 5.000% 1,035,000 1,050,252
Palm Beach County School District
Certificate Participation
Series A
08/01/2038 5.000% 1,500,000 1,606,788

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Polk County School District
Revenue Bonds
10/01/2033 5.000% 435,000 457,145
Sarasota County Public Hospital District
Revenue Bonds
07/01/2048 4.000% 1,000,000 858,461
School District of Broward County
Certificate Participation
Series A
07/01/2031 5.000% 1,010,000 1,071,340
Series B
07/01/2035 5.000% 1,350,000 1,446,258
South Broward Hospital District
Refunding Revenue Bonds
Series A
05/01/2039 3.500% 370,000 327,083
Revenue Bonds
05/01/2048 4.000% 1,000,000 883,962
Total 37,147,078
Georgia 2.7%
Augusta Water & Sewer Revenue
Refunding Revenue Bonds
Series A
10/01/2034 5.000% 1,010,000 1,085,561
City of Atlanta Airport Passenger Facility Charge
Revenue Bonds
Series D
AMT
07/01/2037 4.000% 1,000,000 975,542
City of Atlanta Water & Wastewater Revenue
Refunding Revenue Bonds
11/01/2036 5.000% 200,000 225,612
Revenue Bonds
11/01/2028 5.750% 1,000,000 1,065,819
11/01/2029 5.750% 1,500,000 1,635,193
Columbia County Hospital Authority
Revenue Bonds
Series A (AG)
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
04/01/2048 5.000% 875,000 902,605
County of Fulton Water & Sewerage Revenue
Refunding Revenue Bonds
01/01/2033 5.000% 1,350,000 1,498,863
Development Authority for Fulton County
Revenue Bonds
Series A
07/01/2049 4.000% 1,000,000 891,349
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Series A
02/15/2045 4.000% 1,140,000 1,036,633
Georgia State Road & Tollway Authority
Revenue Bonds
06/01/2032 5.000% 1,000,000 1,063,887
Griffin-Spalding County Hospital Authority
Revenue Bonds
Series A
04/01/2042 4.000% 1,000,000 944,962
Gwinnett County School District
Refunding General Obligation Unlimited
02/01/2033 5.000% 1,500,000 1,667,839
State of Georgia
Refunding General Obligation Unlimited
Series A
07/01/2032 5.000% 545,000 594,542
Series C
12/01/2031 4.000% 1,000,000 1,051,025
General Obligation Unlimited
Series A
07/01/2033 5.000% 1,000,000 1,101,466
Total 15,740,898
Hawaii 0.2%
State of Hawaii
General Obligation Unlimited
Series FT
01/01/2031 5.000% 875,000 901,112

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Idaho 0.5%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Series A
03/01/2044 5.000% 1,000,000 1,044,092
03/01/2050 5.250% 1,345,000 1,394,275
Idaho Housing & Finance Association
Revenue Bonds
Series A (FHLMC), (FNMA), (GNMA)
01/01/2039 4.050% 320,000 318,168
Total 2,756,535
Illinois 7.7%
Chicago Board of Education
Refunding General Obligation Unlimited
Series B
12/01/2036 4.000% 1,200,000 1,087,795
12/01/2040 5.000% 1,000,000 955,902
12/01/2041 4.000% 1,000,000 869,220
General Obligation Unlimited
Series A
12/01/2034 5.000% 1,000,000 1,008,519
12/01/2035 5.000% 250,000 251,368
12/01/2036 5.000% 300,000 299,228
12/01/2037 5.000% 600,000 592,265
12/01/2038 5.000% 1,800,000 1,761,945
12/01/2041 5.000% 250,000 241,001
12/01/2042 5.000% 200,000 190,397
12/01/2043 4.000% 1,500,000 1,254,430
12/01/2047 5.000% 2,000,000 1,830,863
12/01/2049 6.000% 1,000,000 1,019,946
12/01/2050 5.750% 1,000,000 1,004,200
12/01/2050 6.250% 1,000,000 1,050,773
Series C
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/01/2039 5.250% 875,000 852,302
Series D
12/01/2046 5.000% 1,000,000 904,145
Series H
12/01/2046 5.000% 1,000,000 904,145
Chicago Board of Education
(c)
General Obligation Unlimited
Series B-1 (NPFG)
12/01/2031 0.000% 220,000 177,642
Chicago Midway International Airport
Refunding Revenue Bonds
Series B (BAM)
01/01/2034 5.000% 1,000,000 1,089,112
01/01/2035 5.000% 250,000 270,689
Chicago O'Hare International Airport
Refunding Revenue Bonds
Series A
01/01/2036 4.000% 195,000 194,283
Series D
01/01/2037 5.000% 1,000,000 1,099,979
01/01/2038 5.000% 1,000,000 1,087,443
Revenue Bonds
Series A
AMT
01/01/2041 5.250% 1,000,000 1,054,288
Series B
01/01/2048 5.000% 2,250,000 2,272,371
City of Chicago Wastewater Transmission Revenue
Refunding Revenue Bonds
Series B (AG)
01/01/2030 5.000% 300,000 318,495
City of Chicago Waterworks Revenue
Refunding Revenue Bonds
Series B (AG)
11/01/2032 5.000% 785,000 851,329
Revenue Bonds
11/01/2030 5.000% 1,315,000 1,322,042

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
City of Springfield Electric Revenue
Refunding Revenue Bonds
03/01/2039 5.000% 1,500,000 1,608,459
Illinois Finance Authority
Refunding Revenue Bonds
09/01/2038 5.000% 1,000,000 954,264
Series A
08/15/2037 4.000% 900,000 867,643
10/01/2037 3.000% 625,000 528,249
11/15/2037 4.125% 235,000 225,616
07/15/2040 3.000% 725,000 614,378
08/15/2040 5.000% 1,000,000 1,053,362
08/15/2041 4.000% 350,000 321,293
05/15/2047 4.125% 1,000,000 889,255
08/15/2047 5.000% 500,000 503,684
Revenue Bonds
07/01/2030 5.000% 710,000 763,474
Illinois Finance Authority
(a)
Revenue Bonds
Series A
08/01/2043 5.500% 500,000 516,785
Illinois Housing Development Authority
Refunding Revenue Bonds
Series K (FHLMC), (FNMA), (GNMA)
10/01/2038 4.950% 265,000 274,149
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series A
01/01/2036 5.000% 705,000 773,277
01/01/2038 5.000% 2,120,000 2,307,337
01/01/2039 5.000% 605,000 654,693
Metropolitan Pier & Exposition Authority
(c)
Refunding Revenue Bonds
Series A (NPFG)
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
06/15/2029 0.000% 535,000 486,484
12/15/2036 0.000% 750,000 479,328
06/15/2038 0.000% 1,500,000 889,182
Revenue Bonds
Series A (NPFG)
12/15/2029 0.000% 160,000 142,845
06/15/2030 0.000% 370,000 323,700
12/15/2032 0.000% 850,000 657,630
06/15/2036 0.000% 1,540,000 1,012,492
12/15/2036 0.000% 1,000,000 641,135
12/15/2040 0.000% 1,500,000 786,207
Series B
12/15/2041 0.000% 280,000 136,205
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
Series B
06/15/2042 5.000% 1,000,000 1,015,537
Will County Community High School District No. 210
Lincoln-Way
(c)
Refunding General Obligation Unlimited
Series B
01/01/2031 0.000% 300,000 257,933
Total 45,500,713
Indiana 0.8%
City of Anderson
Refunding Revenue Bonds
10/01/2042 6.000% 150,000 91,206
Indiana Finance Authority
Refunding Revenue Bonds
03/01/2049 4.250% 1,300,000 1,142,961
Series 1
10/01/2032 5.000% 1,000,000 1,085,191
Series A-1
11/15/2037 5.000% 1,250,000 1,351,556

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Revenue Bonds
Series A
10/01/2041 5.000% 760,000 802,204
Indiana Municipal Power Agency
Refunding Revenue Bonds
Series A
01/01/2036 5.000% 345,000 383,193
Total 4,856,311
Iowa 0.6%
Iowa Finance Authority
Refunding Revenue Bonds
Series E
08/15/2046 4.000% 1,000,000 933,387
Revenue Bonds
Series A
08/01/2034 5.000% 2,035,000 2,269,071
05/15/2043 5.000% 160,000 159,758
Total 3,362,216
Kansas 0.2%
University of Kansas Hospital Authority
Refunding Revenue Bonds
Series A
03/01/2051 5.500% 1,000,000 1,067,480
Kentucky 1.2%
Kentucky State Property & Building Commission
Revenue Bonds
05/01/2036 5.000% 1,000,000 1,024,942
Series A
09/01/2033 5.000% 1,000,000 1,102,917
10/01/2036 5.000% 1,225,000 1,345,169
11/01/2037 4.000% 1,185,000 1,162,077
09/01/2038 5.000% 1,000,000 1,092,374
09/01/2040 5.000% 1,000,000 1,078,248
10/01/2040 5.000% 500,000 536,618
Total 7,342,345
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Louisiana 1.3%
East Baton Rouge Sewerage Commission
(b)
Refunding Revenue Bonds
Series A (Mandatory Put 02/01/2028)
02/01/2041 1.300% 725,000 694,028
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Series A
10/15/2036 5.000% 1,145,000 1,230,235
Revenue Bonds
AMT
09/01/2054 5.500% 1,000,000 1,014,861
New Orleans Aviation Board
Refunding Revenue Bonds
Series B
AMT
01/01/2040 5.250% 1,250,000 1,314,249
Parish of St. James
(a)
Revenue Bonds
Series 2010
07/01/2040 6.350% 1,000,000 1,069,725
State of Louisiana
General Obligation Unlimited
Series E
09/01/2030 5.000% 1,000,000 1,078,485
09/01/2033 5.000% 1,000,000 1,110,145
Total 7,511,728
Maine 0.6%
Maine Governmental Facilities Authority
Revenue Bonds
Series A
10/01/2037 4.000% 660,000 652,476
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Series A
07/01/2043 5.000% 1,430,000 1,446,206
07/01/2045 4.000% 790,000 718,784
Series B

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
10/01/2038 5.000% 645,000 698,851
Total 3,516,317
Maryland 1.5%
County of Montgomery
Refunding General Obligation Unlimited
Series B
12/01/2032 5.000% 1,040,000 1,155,991
Maryland Community Development Administration
Refunding Revenue Bonds
Series C
09/01/2036 2.200% 350,000 284,773
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
07/01/2042 4.000% 650,000 601,701
Maryland Stadium Authority
Revenue Bonds
Series A (ST INTERCEPT)
05/01/2034 5.000% 565,000 579,451
State of Maryland
General Obligation Unlimited
Series A
03/01/2031 5.000% 415,000 450,942
03/15/2031 5.000% 640,000 685,767
08/01/2031 5.000% 465,000 491,692
03/01/2033 5.000% 1,000,000 1,078,993
06/01/2033 5.000% 1,090,000 1,214,703
06/01/2034 5.000% 1,000,000 1,122,453
State of Maryland Department of Transportation
Revenue Bonds
Series A (AG)
AMT
08/01/2044 5.250% 1,400,000 1,483,582
Total 9,150,048
Massachusetts 3.3%
Commonwealth of Massachusetts
Refunding General Obligation Limited
Series A (AMBAC)
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
08/01/2030 5.500% 500,000 542,382
07/01/2034 5.000% 1,000,000 1,120,550
General Obligation Limited
Series A
05/01/2031 5.000% 915,000 998,330
Massachusetts Development Finance Agency
Refunding Revenue Bonds
10/01/2039 5.000% 1,425,000 1,518,005
07/01/2040 4.000% 200,000 177,120
07/01/2046 5.000% 1,000,000 974,628
Series A-2
07/01/2041 4.000% 1,500,000 1,432,935
Series D
07/01/2047 5.000% 1,715,000 1,781,002
Series L
07/01/2044 5.000% 1,000,000 999,308
Series W
07/01/2035 5.000% 1,000,000 1,127,714
Revenue Bonds
10/01/2038 5.000% 400,000 387,941
Series A
10/01/2038 5.000% 1,500,000 1,652,528
08/15/2041 5.250% 500,000 530,799
08/15/2044 5.250% 1,000,000 1,040,106
08/15/2045 5.250% 1,000,000 1,038,937
Series A-1
10/01/2036 5.000% 1,000,000 1,127,709
Series J2
07/01/2043 5.000% 850,000 857,673
Massachusetts Development Finance Agency
(a)
Revenue Bonds
Series A
07/01/2051 5.125% 1,000,000 964,798

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Massachusetts Housing Finance Agency
Revenue Bonds
Series C-3
06/01/2030 3.150% 550,000 548,995
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series B (AG)
08/01/2032 5.250% 250,000 279,705
University of Massachusetts Building Authority
Revenue Bonds
Series 1
11/01/2046 4.000% 500,000 469,207
Total 19,570,372
Michigan 2.7%
Advanced Technology Academy
Refunding Revenue Bonds
11/01/2044 5.000% 500,000 477,150
City of Detroit
General Obligation Unlimited
04/01/2035 5.000% 400,000 407,466
Series A
04/01/2046 5.000% 725,000 728,094
Great Lakes Water Authority Sewage Disposal System Revenue
Refunding Revenue Bonds
Series B
07/01/2034 5.000% 1,000,000 1,111,655
Revenue Bonds
Series A
07/01/2033 5.000% 1,000,000 1,105,369
Great Lakes Water Authority Water Supply System Revenue
Refunding Revenue Bonds
Series A
07/01/2031 5.000% 1,500,000 1,628,817
07/01/2032 5.000% 1,000,000 1,097,289
Michigan Finance Authority
Refunding Revenue Bonds
11/15/2042 3.250% 150,000 118,478
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/01/2035 3.125% 455,000 415,689
04/15/2037 5.000% 335,000 354,918
12/01/2049 3.000% 1,350,000 938,356
Series B
10/01/2030 4.000% 1,000,000 1,000,956
Revenue Bonds
Series A
02/15/2044 4.000% 1,000,000 913,541
11/15/2048 5.000% 1,000,000 1,002,282
Michigan State Housing Development Authority
Refunding Revenue Bonds
Series B
12/01/2038 4.500% 1,000,000 1,018,711
Revenue Bonds
Series A
06/01/2032 3.750% 1,730,000 1,732,797
State of Michigan Trunk Line Revenue
Revenue Bonds
11/15/2046 5.000% 2,000,000 2,080,049
Total 16,131,617
Minnesota 0.7%
City of Maple Grove
Refunding Revenue Bonds
05/01/2037 4.000% 210,000 198,428
City of Rochester
Revenue Bonds
11/15/2048 4.000% 760,000 697,682
City of Woodbury
Revenue Bonds
Series A
07/01/2065 6.000% 500,000 489,304
Minnesota Agricultural & Economic Development Board
Revenue Bonds
01/01/2047 5.250% 580,000 611,594
Minnesota Public Facilities Authority State Revolving Fund
Revenue Bonds
Series A

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
03/01/2033 5.000% 665,000 737,145
State of Minnesota
General Obligation Unlimited
Series A
08/01/2034 5.000% 1,250,000 1,404,972
Total 4,139,125
Missouri 1.4%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Series A
07/01/2046 4.000% 1,600,000 1,474,624
Revenue Bonds
Series A
05/15/2042 4.000% 950,000 894,564
Kansas City Industrial Development Authority
Revenue Bonds
Series A
AMT
03/01/2036 4.000% 1,000,000 988,300
03/01/2037 4.000% 2,320,000 2,276,129
Series B
AMT
03/01/2039 5.000% 1,225,000 1,247,874
Lees Summit Industrial Development Authority
Refunding Revenue Bonds
Series A
08/15/2032 5.000% 150,000 151,985
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
12/01/2038 5.000% 365,000 395,758
Missouri State Environmental Improvement & Energy Resources
Authority
Refunding Revenue Bonds
Series C
09/01/2033 2.750% 1,000,000 910,885
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
09/01/2032 5.000% 100,000 100,832
Total 8,440,951
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Nebraska 0.5%
Nebraska Investment Finance Authority
Revenue Bonds
Series A (FHLMC), (FNMA), (GNMA)
09/01/2035 2.350% 740,000 627,035
Series C (FHLMC), (FNMA), (GNMA)
09/01/2038 4.100% 1,000,000 973,331
Public Power Generation Agency
Refunding Revenue Bonds
Series A
01/01/2034 5.000% 1,000,000 1,096,504
Total 2,696,870
Nevada 0.2%
State of Nevada Department of Business & Industry
(a)
Revenue Bonds
Series A
12/15/2038 5.000% 1,000,000 994,026
New Jersey 9.2%
New Jersey Economic Development Authority
Refunding Revenue Bonds
06/01/2037 5.000% 715,000 719,000
Series A
07/01/2034 4.000% 1,065,000 1,048,234
Revenue Bonds
06/15/2037 5.000% 1,000,000 1,037,048
06/15/2044 4.000% 1,000,000 930,190
Series A
11/01/2033 5.000% 1,565,000 1,642,874
11/01/2035 5.000% 400,000 415,678
11/01/2036 5.000% 675,000 722,041
Series QQQ
06/15/2037 4.000% 700,000 693,011
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
10/01/2036 5.000% 1,325,000 1,348,276
10/01/2037 5.000% 1,105,000 1,125,327

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Revenue Bonds
07/01/2035 4.000% 370,000 368,322
07/01/2044 4.000% 435,000 398,959
Series A
07/01/2045 4.000% 1,000,000 951,060
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series B
AMT
10/01/2032 3.800% 660,000 639,908
Revenue Bonds
Series I
10/01/2037 4.250% 495,000 491,197
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Series A
06/15/2031 5.000% 470,000 509,385
06/15/2032 5.000% 1,000,000 1,089,795
06/15/2033 5.000% 2,000,000 2,168,522
06/15/2036 5.000% 1,000,000 1,096,482
06/15/2037 5.000% 1,000,000 1,088,896
06/15/2039 5.250% 1,000,000 1,098,593
06/15/2040 4.250% 1,000,000 993,270
Series AA
06/15/2035 5.000% 2,000,000 2,160,684
06/15/2036 5.000% 945,000 1,010,809
Revenue Bonds
Series A
06/15/2040 4.000% 465,000 447,190
Series AA
06/15/2035 4.000% 400,000 401,839
06/15/2036 4.000% 2,390,000 2,380,129
06/15/2036 5.000% 500,000 554,342
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
06/15/2039 5.000% 1,000,000 1,083,200
06/15/2040 5.000% 1,500,000 1,613,674
Series BB
06/15/2037 4.000% 250,000 246,552
06/15/2039 3.250% 900,000 807,098
Series CC
06/15/2037 5.000% 725,000 788,572
06/15/2038 5.000% 1,705,000 1,844,361
New Jersey Transportation Trust Fund Authority
(c)
Revenue Bonds
Series A
12/15/2032 0.000% 1,540,000 1,224,199
12/15/2034 0.000% 945,000 683,262
12/15/2035 0.000% 165,000 114,332
12/15/2037 0.000% 2,000,000 1,248,936
12/15/2038 0.000% 3,595,000 2,115,967
12/15/2039 0.000% 3,000,000 1,704,222
Series C (AG)
12/15/2032 0.000% 2,205,000 1,764,383
12/15/2033 0.000% 1,705,000 1,293,347
12/15/2034 0.000% 1,250,000 913,550
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series A
01/01/2033 5.000% 1,000,000 1,102,137
Series G
01/01/2035 4.000% 1,000,000 1,003,948
01/01/2036 5.000% 2,205,000 2,260,861
Revenue Bonds
Series B
01/01/2031 5.000% 2,000,000 2,160,477

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
01/01/2034 5.000% 2,570,000 2,852,882
Total 54,357,021
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
Series A
05/15/2044 5.000% 650,000 637,235
New Mexico Hospital Equipment Loan Council
Refunding Revenue Bonds
Series A
08/01/2046 5.000% 400,000 400,800
Total 1,038,035
New York 16.0%
Broome County Local Development Corp.
Refunding Revenue Bonds
04/01/2045 3.000% 200,000 148,558
Build NYC Resource Corp.
(a)
Revenue Bonds
Series A
10/15/2050 5.250% 1,000,000 947,849
City of New York
Refunding General Obligation Unlimited
Series A
08/01/2029 5.000% 1,000,000 1,059,525
08/01/2033 5.000% 1,250,000 1,368,265
Series B-1
11/01/2031 5.000% 800,000 855,517
Series C-1
08/01/2032 5.000% 1,130,000 1,196,418
General Obligation Unlimited
Series J-5
08/01/2028 5.000% 820,000 854,471
Series L-6
04/01/2031 5.000% 1,065,000 1,111,847
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/01/2045 5.000% 500,000 495,855
Long Island Power Authority
Refunding Revenue Bonds
Series A (AG)
09/01/2037 4.000% 1,000,000 1,017,222
Revenue Bonds
09/01/2034 5.000% 915,000 948,159
09/01/2035 5.000% 1,200,000 1,239,399
Series A
09/01/2037 4.000% 1,500,000 1,510,861
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series A
11/15/2034 5.000% 1,500,000 1,671,350
11/15/2035 5.000% 725,000 806,156
Series B
11/15/2033 5.000% 1,395,000 1,544,641
11/15/2034 5.000% 1,000,000 1,114,233
Series C-1
11/15/2031 5.000% 560,000 579,697
11/15/2035 4.000% 2,595,000 2,592,407
Series D
11/15/2032 5.000% 1,590,000 1,642,847
New York City Housing Development Corp.
(b)
Revenue Bonds
Series A-2 (Mandatory Put 02/01/2030)
11/01/2065 3.250% 750,000 744,896
New York City Housing Development Corp.
Refunding Revenue Bonds
Series D-1B (FHA)
11/01/2035 2.000% 370,000 300,101
Revenue Bonds
Series F-1A
11/01/2039 3.950% 1,500,000 1,425,778

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series BB-2
06/15/2034 5.000% 785,000 881,762
Series CC-2
06/15/2033 5.000% 2,000,000 2,238,005
06/15/2034 5.000% 970,000 1,088,385
06/15/2035 5.000% 745,000 843,009
Series DD
06/15/2031 5.000% 1,605,000 1,755,437
06/15/2033 5.000% 755,000 817,958
06/15/2034 5.000% 1,630,000 1,818,126
Series EE
06/15/2030 5.000% 630,000 681,421
Series FF
06/15/2034 5.000% 750,000 776,735
Revenue Bonds
Series CC-2
06/15/2035 5.000% 785,000 850,551
New York Liberty Development Corp.
Refunding Revenue Bonds
Series A
11/15/2032 2.100% 750,000 656,938
11/15/2035 2.400% 350,000 295,385
New York Power Authority
Revenue Bonds
Series A (AG)
11/15/2037 4.000% 305,000 308,899
New York State Dormitory Authority
Unrefunded Revenue Bonds
Series A (BAM)
10/01/2034 5.000% 1,065,000 1,131,156
10/01/2035 5.000% 865,000 915,481
Refunding Revenue Bonds
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/01/2035 4.000% 1,650,000 1,651,399
07/01/2036 5.000% 1,000,000 1,118,742
05/01/2038 5.000% 750,000 792,208
07/01/2038 5.000% 1,525,000 1,694,941
03/15/2048 5.250% 1,000,000 1,056,074
09/01/2050 4.000% 1,000,000 815,041
Prerefunded 10/01/30 Revenue Bonds
Series A (BAM)
10/01/2034 5.000% 5,000 5,399
10/01/2035 5.000% 5,000 5,399
Revenue Bonds
11/01/2047 5.500% 500,000 517,819
Series 1
07/01/2033 2.000% 1,060,000 922,710
07/01/2038 4.000% 500,000 495,330
Series A (ST AID WITHHLDG)
10/01/2031 3.000% 785,000 775,416
07/01/2033 5.000% 275,000 289,158
10/01/2033 5.000% 3,965,000 4,270,831
10/01/2034 4.000% 300,000 302,532
10/01/2034 5.000% 1,045,000 1,064,213
07/01/2035 4.000% 1,010,000 1,013,101
10/01/2037 5.000% 640,000 689,054
10/01/2038 5.000% 1,225,000 1,307,375
10/01/2039 5.000% 1,000,000 1,080,089
07/01/2050 4.000% 1,000,000 866,379
New York State Environmental Facilities Corp.
Refunding Revenue Bonds
Series A
06/15/2032 5.000% 660,000 671,223

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New York State Housing Finance Agency
(b)
Revenue Bonds
Series B-2 (Mandatory Put 05/01/2030) (SONYMA)
11/01/2055 3.000% 1,500,000 1,497,413
Series J-2 (Mandatory Put 05/01/2027) (HUD), (SONYMA)
11/01/2061 1.100% 700,000 686,189
New York State Thruway Authority
Refunding Revenue Bonds
Series A
01/01/2035 5.000% 1,000,000 1,127,960
Series O
01/01/2036 4.000% 250,000 252,156
01/01/2041 4.000% 1,000,000 965,828
Series Q
01/01/2031 5.000% 1,100,000 1,193,171
Revenue Bonds
Series B
01/01/2036 5.000% 630,000 659,324
01/01/2037 4.000% 645,000 646,302
01/01/2038 4.000% 150,000 149,748
New York Transportation Development Corp.
Refunding Revenue Bonds
AMT
08/01/2031 3.000% 250,000 240,219
08/01/2036 5.375% 1,975,000 2,046,785
Series C
12/01/2042 4.000% 160,000 150,121
Revenue Bonds
AMT
12/01/2031 5.000% 1,000,000 1,069,216
12/01/2032 5.000% 1,015,000 1,090,683
01/01/2034 5.000% 175,000 177,284
12/01/2034 5.000% 400,000 426,084
10/01/2035 5.000% 1,155,000 1,198,597
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/01/2036 5.000% 1,500,000 1,584,505
12/01/2038 5.000% 350,000 365,645
04/01/2040 5.625% 1,000,000 1,059,874
10/01/2040 5.000% 1,000,000 1,017,208
10/01/2045 4.375% 2,750,000 2,593,938
Oneida County Local Development Corp.
Refunding Revenue Bonds
Series A (AG)
12/01/2044 3.000% 355,000 267,319
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 207
AMT
03/15/2030 4.000% 300,000 302,573
Series 222
07/15/2035 5.000% 1,140,000 1,209,639
07/15/2038 4.000% 1,000,000 1,003,870
Series 238
AMT
07/15/2034 5.000% 2,045,000 2,202,834
07/15/2036 5.000% 1,180,000 1,252,558
Series 244
07/15/2040 5.000% 515,000 560,352
Series 250
10/15/2039 5.000% 1,000,000 1,109,023
State of New York Mortgage Agency Homeowner Mortgage
Revenue
Refunding Revenue Bonds
Series 220
10/01/2034 2.400% 140,000 122,374
Series 233
04/01/2036 2.200% 835,000 684,835
Series 248 (SONYMA)
AMT
04/01/2031 4.000% 500,000 502,730

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Revenue Bonds
Series 223
10/01/2034 2.650% 250,000 225,670
Series 239 (SONYMA)
10/01/2036 2.200% 560,000 461,601
Triborough Bridge & Tunnel Authority
(c)
Refunding Revenue Bonds
Series B
11/15/2032 0.000% 220,000 175,489
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series B
11/15/2031 5.000% 880,000 966,060
11/15/2037 5.000% 510,000 515,081
11/15/2038 5.000% 1,500,000 1,517,295
Total 94,917,286
North Carolina 0.7%
City of Charlotte Water & Sewer System Revenue
Refunding Revenue Bonds
Series A
07/01/2031 5.000% 805,000 879,553
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
01/01/2036 5.000% 1,000,000 1,129,618
North Carolina Housing Finance Agency
Refunding Revenue Bonds
Series 45 (FHLMC), (FNMA), (GNMA)
07/01/2035 2.000% 1,010,000 830,621
Revenue Bonds
Series 38-B
07/01/2037 3.850% 1,000,000 955,911
Series 50 (FHLMC), (FNMA), (GNMA)
07/01/2038 3.950% 515,000 497,605
Total 4,293,308
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
North Dakota 0.1%
City of Grand Forks
Refunding Revenue Bonds
12/01/2039 3.000% 1,000,000 850,957
Ohio 3.2%
American Municipal Power, Inc.
Refunding Revenue Bonds
Series A
02/15/2037 4.000% 300,000 300,183
Series B
02/15/2035 5.000% 1,000,000 1,047,020
Series C
02/15/2033 5.000% 830,000 875,467
County of Allen Hospital Facilities Revenue
Refunding Revenue Bonds
Series A
08/01/2047 4.000% 1,000,000 858,780
County of Hamilton
Revenue Bonds
09/15/2050 5.000% 500,000 472,059
County of Lucas
Refunding Revenue Bonds
Series A
11/15/2048 5.250% 1,000,000 990,675
County of Montgomery
Refunding Revenue Bonds
08/01/2041 4.000% 635,000 595,738
Franklin County Convention Facilities Authority Hotel Project
Revenue
Revenue Bonds
12/01/2044 5.000% 200,000 197,079
Ohio Air Quality Development Authority
(a)
Revenue Bonds
AMT
07/01/2049 5.000% 2,000,000 1,757,458
Ohio Housing Finance Agency
Revenue Bonds
Series B (FHLMC), (FNMA), (GNMA)
09/01/2039 4.100% 250,000 237,197

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series A
02/15/2039 5.000% 250,000 267,967
Ohio Water Development Authority
Revenue Bonds
12/01/2029 5.000% 1,170,000 1,245,747
Series A
06/01/2029 5.000% 1,545,000 1,629,057
06/01/2031 5.000% 1,295,000 1,409,394
Ohio Water Development Authority Water Pollution Control Loan
Fund
Revenue Bonds
12/01/2035 5.000% 1,250,000 1,405,048
Series A
06/01/2028 5.000% 1,000,000 1,018,192
Series C
12/01/2033 5.000% 2,235,000 2,483,984
Southeastern Ohio Port Authority
Refunding Revenue Bonds
12/01/2043 5.500% 135,000 128,239
State of Ohio
Unrefunded Revenue Bonds
01/01/2046 4.000% 545,000 503,975
Refunding General Obligation Limited
Series B
11/01/2033 5.000% 1,000,000 1,116,562
Refunding General Obligation Unlimited
Series B
09/15/2028 5.000% 195,000 203,980
Total 18,743,801
Oklahoma 0.7%
Grand River Dam Authority
Revenue Bonds
06/01/2039 5.000% 645,000 692,576
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Oklahoma County Finance Authority
Revenue Bonds
09/01/2038 4.000% 1,000,000 954,248
Oklahoma Development Finance Authority
Revenue Bonds
Series B
08/15/2038 5.000% 500,000 503,622
08/15/2048 5.250% 890,000 880,308
Oklahoma Industries Authority
Revenue Bonds
04/01/2031 5.000% 1,000,000 1,076,173
Total 4,106,927
Oregon 1.1%
City of Portland Sewer System Revenue
Refunding Revenue Bonds
Series A
03/01/2032 5.000% 585,000 618,654
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Series A (AG)
08/15/2045 5.000% 700,000 709,370
08/15/2050 3.000% 1,000,000 710,444
Oregon Health & Science University
Refunding Revenue Bonds
Series A
07/01/2041 4.000% 1,000,000 955,888
Oregon State University
Revenue Bonds
04/01/2041 5.000% 1,140,000 1,241,228
State of Oregon
General Obligation Unlimited
Series A
05/01/2034 5.000% 1,000,000 1,104,877
University of Oregon
Refunding Revenue Bonds
Series A
04/01/2036 5.000% 1,000,000 1,128,527
Total 6,468,988

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Pennsylvania 6.0%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
Series A
07/15/2036 4.000% 820,000 805,849
07/15/2039 4.000% 1,000,000 939,505
04/01/2044 4.000% 1,280,000 1,143,931
Allentown Neighborhood Improvement Zone Development
Authority
(a)
Revenue Bonds
05/01/2042 5.000% 1,000,000 988,825
Chester County Health & Education Facilities Authority
Refunding Revenue Bonds
11/01/2032 4.250% 100,000 95,242
Revenue Bonds
Series A
09/01/2041 4.000% 440,000 406,835
City of Philadelphia Water & Wastewater Revenue
Revenue Bonds
Series C (AG)
09/01/2030 5.000% 875,000 941,827
Commonwealth of Pennsylvania
Refunding General Obligation Unlimited
Series FIRST
09/01/2031 5.000% 625,000 681,606
General Obligation Unlimited
Series FIRST
03/01/2035 4.000% 1,000,000 1,004,994
04/01/2035 5.000% 1,500,000 1,676,915
08/15/2035 5.000% 1,000,000 1,109,494
Cumberland County Municipal Authority
Revenue Bonds
11/01/2044 4.000% 1,000,000 896,515
Delaware Valley Regional Finance Authority
Revenue Bonds
07/01/2032 5.750% 100,000 112,396
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Geisinger Authority
Refunding Revenue Bonds
Series A
04/01/2039 4.000% 1,500,000 1,453,107
Northampton County General Purpose Authority
Refunding Revenue Bonds
11/01/2034 4.000% 315,000 310,421
Series A-1 (AG)
08/15/2049 5.000% 1,000,000 1,021,010
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
03/15/2036 3.125% 905,000 833,580
Series B
03/15/2050 5.000% 965,000 973,605
Revenue Bonds
AMT
12/31/2032 5.000% 1,000,000 1,061,682
Pennsylvania Higher Educational Facilities Authority
Refunding Revenue Bonds
Series B
08/15/2042 4.000% 915,000 874,035
Series B-1 (AG)
11/01/2039 5.250% 1,000,000 1,066,376
11/01/2048 4.250% 500,000 462,059
11/01/2048 5.250% 1,435,000 1,486,886
Series C
08/15/2041 3.000% 765,000 639,921
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 124B
10/01/2032 3.200% 500,000 485,602
Series 136
10/01/2036 2.070% 100,000 80,423
Revenue Bonds
Series 127B
10/01/2033 3.550% 1,360,000 1,338,032

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series A
12/01/2033 5.000% 1,050,000 1,152,662
Series FIRST
06/01/2033 5.000% 545,000 601,417
12/01/2033 5.000% 475,000 521,339
06/01/2034 5.000% 1,000,000 1,105,964
12/01/2034 5.000% 1,000,000 1,093,056
12/01/2038 5.000% 480,000 519,159
Revenue Bonds
Series A
12/01/2043 4.000% 1,500,000 1,414,471
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
05/01/2042 4.000% 1,000,000 593,733
Revenue Bonds
Series A
07/01/2049 4.000% 1,000,000 892,825
07/01/2049 5.250% 1,000,000 1,053,403
Pittsburgh Water & Sewer Authority
Refunding Revenue Bonds
Series B (AG)
09/01/2031 5.000% 1,050,000 1,140,743
09/01/2033 5.000% 1,130,000 1,247,459
State Public School Building Authority
Refunding Revenue Bonds
Series A (AG), (ST AID WITHHLDG)
06/01/2033 5.000% 1,425,000 1,432,429
Total 35,659,333
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Series 76-A
10/01/2036 2.350% 500,000 413,226
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
South Carolina 1.6%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series A
05/01/2043 5.000% 650,000 651,987
12/01/2044 4.000% 950,000 864,406
05/01/2048 5.000% 1,000,000 991,306
Revenue Bonds
02/01/2048 4.250% 1,000,000 938,591
Series A
11/01/2038 5.000% 1,000,000 1,063,587
11/01/2045 5.500% 815,000 877,268
11/01/2048 5.500% 455,000 481,147
South Carolina Public Service Authority
Refunding Revenue Bonds
Series B
12/01/2037 5.000% 930,000 932,948
12/01/2044 4.125% 1,000,000 954,014
Revenue Bonds
Series B
12/01/2038 4.000% 1,025,000 998,778
Spartanburg Regional Health Services District
Refunding Revenue Bonds
Series A
04/15/2043 4.000% 1,000,000 921,371
Total 9,675,403
South Dakota 0.1%
South Dakota Housing Development Authority
Refunding Revenue Bonds
Series B (FHLMC), (FNMA), (GNMA)
11/01/2032 3.400% 355,000 353,347
Tennessee 0.5%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Series A-1
08/01/2036 4.000% 105,000 102,929

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Metropolitan Government of Nashville & Davidson County Water
& Sewer Revenue
Refunding Revenue Bonds
07/01/2034 5.000% 1,000,000 1,113,146
Tennessee Housing Development Agency
Refunding Revenue Bonds
07/01/2038 3.700% 2,000,000 1,857,412
Total 3,073,487
Texas 12.3%
Arlington Higher Education Finance Corp.
(a)
Revenue Bonds
06/15/2044 4.500% 1,130,000 1,023,311
06/15/2049 4.750% 250,000 221,427
Austin Convention Enterprises, Inc.
Refunding Revenue Bonds
Series B
01/01/2032 5.000% 250,000 250,725
Central Texas Turnpike System
Refunding Revenue Bonds
Series A
08/15/2038 5.000% 770,000 832,946
Series C
08/15/2035 5.000% 1,335,000 1,450,926
08/15/2037 5.000% 1,000,000 1,070,675
08/15/2038 5.000% 1,510,000 1,602,673
City of Austin Electric Utility Revenue
Refunding Revenue Bonds
11/15/2038 5.000% 445,000 477,192
City of Austin Water & Wastewater System Revenue
Refunding Revenue Bonds
11/15/2033 5.000% 1,000,000 1,107,588
City of Dallas
Refunding General Obligation Limited
Series A
02/15/2029 5.000% 1,000,000 1,051,301
Series B
02/15/2032 5.000% 1,000,000 1,089,165
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
City of Garland Electric Utility System Revenue
Refunding Revenue Bonds
03/01/2037 3.000% 300,000 266,687
City of Houston
General Obligation Limited
03/01/2031 5.000% 1,750,000 1,885,412
03/01/2033 5.000% 510,000 557,745
City of Houston Airport System Revenue
Refunding Revenue Bonds
AMT
07/01/2029 5.000% 310,000 310,288
Series A (AG)
AMT
07/01/2031 5.000% 1,490,000 1,595,867
07/01/2032 5.000% 1,000,000 1,073,030
07/01/2053 4.500% 1,000,000 925,367
Revenue Bonds
Series B
AMT
07/15/2036 5.500% 1,500,000 1,616,918
07/15/2037 5.500% 500,000 532,127
07/15/2039 5.500% 1,000,000 1,059,066
Series B-1
AMT
07/15/2041 4.000% 1,450,000 1,328,634
City of Houston Combined Utility System Revenue
Refunding Revenue Bonds
Series A
11/15/2034 5.000% 1,000,000 1,106,495
City of San Antonio Electric & Gas Systems Revenue
Refunding Revenue Bonds
02/01/2036 5.000% 1,130,000 1,179,423
Series A
02/01/2039 5.000% 1,000,000 1,087,259
Series B
02/01/2031 5.000% 850,000 920,555

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
02/01/2032 4.000% 1,000,000 1,039,065
Revenue Bonds
Series A
02/01/2039 5.000% 2,000,000 2,151,790
02/01/2040 5.000% 1,385,000 1,484,192
Clear Creek Independent School District
Refunding General Obligation Unlimited
Series A (PSF-GTD)
02/15/2033 5.000% 1,000,000 1,102,505
Collin County Community College District
General Obligation Limited
Series A
08/15/2032 5.000% 700,000 737,104
08/15/2033 5.000% 490,000 513,555
County of Travis
General Obligation Limited
Series A
03/01/2032 5.000% 635,000 665,709
Cypress-Fairbanks Independent School District
Refunding General Obligation Unlimited
02/15/2033 5.000% 540,000 587,096
General Obligation Unlimited
Series A (PSF-GTD)
02/15/2033 3.000% 1,000,000 941,732
Dallas College
General Obligation Limited
02/15/2033 5.000% 1,455,000 1,481,178
Dallas County Hospital District
Refunding General Obligation Limited
08/15/2030 5.000% 280,000 290,420
Dallas Fort Worth International Airport
Refunding Revenue Bonds
11/01/2034 4.000% 1,255,000 1,270,534
Series A
11/01/2035 4.000% 1,350,000 1,359,732
Series B
11/01/2032 5.000% 1,000,000 1,098,393
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Revenue Bonds
11/01/2039 5.000% 1,215,000 1,313,908
Series A-1
AMT
11/01/2036 5.000% 1,000,000 1,070,824
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Series B
07/01/2039 5.000% 1,250,000 1,332,012
Lower Colorado River Authority
Refunding Revenue Bonds
05/15/2033 5.000% 1,080,000 1,136,931
05/15/2040 5.000% 1,630,000 1,740,371
Revenue Bonds
Series A (AG)
05/15/2040 5.000% 250,000 266,531
Lower Colorado River Authority
(b)
Refunding Revenue Bonds
Series B (Mandatory Put 05/15/2032)
05/15/2045 5.000% 1,000,000 1,071,835
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
01/01/2040 5.250% 1,000,000 1,025,404
Series A
08/15/2040 4.000% 225,000 211,793
Revenue Bonds
Series A
08/15/2049 5.500% 2,000,000 2,153,979
North East Independent School District
Refunding General Obligation Unlimited
08/01/2033 5.000% 1,000,000 1,107,848
North Texas Municipal Water District Water System Revenue
Refunding Revenue Bonds
09/01/2035 5.000% 1,000,000 1,113,017
North Texas Tollway Authority
Refunding Revenue Bonds
Series A
01/01/2037 4.000% 465,000 447,155

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
01/01/2039 5.000% 675,000 728,882
01/01/2040 4.125% 1,000,000 971,235
Series B
01/01/2032 5.000% 1,125,000 1,222,849
01/01/2034 5.000% 540,000 595,020
North Texas Tollway Authority
(c)
Refunding Revenue Bonds
Series D (AG)
01/01/2038 0.000% 2,000,000 1,242,806
Northeast Higher Education Finance Corp.
Revenue Bonds
Series B
08/15/2040 5.000% 100,000 95,069
Round Rock Independent School District
Refunding General Obligation Unlimited
Series A (PSF-GTD)
08/01/2032 4.000% 535,000 543,472
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
05/15/2037 5.000% 100,000 99,968
12/01/2043 5.000% 1,000,000 1,055,949
Revenue Bonds
10/01/2047 4.000% 485,000 424,638
Series B
07/01/2048 5.000% 1,250,000 1,262,641
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Series A
12/31/2038 4.000% 1,530,000 1,464,940
06/30/2040 4.000% 1,000,000 927,383
Texas Water Development Board
Revenue Bonds
04/15/2033 5.000% 2,000,000 2,215,361
Series A
10/15/2031 5.000% 415,000 425,416
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
04/15/2032 5.000% 260,000 275,534
10/15/2033 4.000% 805,000 809,918
Series B
04/15/2029 5.000% 500,000 522,602
10/15/2033 4.000% 1,000,000 1,009,040
Trinity River Authority Central Regional Wastewater System
Revenue
Refunding Revenue Bonds
08/01/2028 5.000% 750,000 764,579
08/01/2030 5.000% 550,000 578,993
08/01/2031 3.000% 1,415,000 1,365,460
Total 72,939,170
Utah 1.5%
City of Salt Lake City Airport Revenue
Revenue Bonds
Series A
AMT
07/01/2030 5.000% 100,000 103,205
07/01/2035 5.000% 500,000 505,673
07/01/2037 5.000% 1,515,000 1,529,240
07/01/2039 5.250% 1,060,000 1,129,780
Intermountain Power Agency
Refunding Revenue Bonds
Series A
07/01/2029 5.000% 510,000 540,184
07/01/2035 5.000% 1,200,000 1,283,640
07/01/2037 5.000% 500,000 530,029
Revenue Bonds
Series A
07/01/2038 5.000% 1,355,000 1,439,236
07/01/2040 5.000% 1,000,000 1,056,079

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Utah Charter School Finance Authority
(a)
Refunding Revenue Bonds
06/15/2040 5.000% 500,000 491,326
Total 8,608,392
Virginia 0.9%
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
05/15/2042 4.000% 770,000 737,102
Henrico County Economic Development Authority
Refunding Revenue Bonds
Series A
11/01/2035 5.000% 1,000,000 1,104,548
11/01/2048 5.000% 1,000,000 1,022,549
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Series A
11/01/2046 3.000% 1,000,000 753,720
Virginia Small Business Financing Authority
Revenue Bonds
AMT
01/01/2037 4.000% 250,000 240,345
01/01/2038 4.000% 1,770,000 1,686,177
Total 5,544,441
Washington 1.2%
County of King
Refunding General Obligation Limited
07/01/2030 4.000% 250,000 252,115
County of King Sewer Revenue
Refunding Revenue Bonds
Series A
01/01/2034 5.000% 1,225,000 1,366,549
State of Washington
Refunding General Obligation Unlimited
Series R-2018C
08/01/2031 5.000% 750,000 765,231
General Obligation Unlimited
Series A-1
08/01/2031 5.000% 1,000,000 1,091,984
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Series R-2022D
07/01/2029 4.000% 1,000,000 1,031,206
Washington Health Care Facilities Authority
Refunding Revenue Bonds
09/01/2045 4.000% 890,000 802,385
09/01/2045 5.000% 300,000 304,567
Series A
09/01/2050 5.250% 1,000,000 1,028,654
Series A-2
08/01/2038 5.000% 150,000 151,844
Washington State Convention Center Public Facilities District
Revenue Bonds
Series B
07/01/2032 4.000% 210,000 210,852
Washington State Housing Finance Commission
(a)
Revenue Bonds
Series A
01/01/2034 5.000% 100,000 100,892
Total 7,106,279
Wisconsin 2.0%
Public Finance Authority
Refunding Revenue Bonds
Series A
10/01/2039 3.375% 455,000 391,633
10/01/2044 5.000% 1,000,000 1,007,335
01/01/2045 4.000% 200,000 185,033
Public Finance Authority
(a)
Refunding Revenue Bonds
06/15/2036 5.000% 1,000,000 1,003,536
Revenue Bonds
07/01/2045 4.750% 500,000 463,401
State of Wisconsin
Refunding General Obligation Unlimited
Series 3
11/01/2028 5.000% 655,000 665,116

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Notes to Portfolio of Investments
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
State of Wisconsin Environmental Improvement Fund Revenue
Revenue Bonds
Series A
06/01/2034 5.000% 1,000,000 1,119,140
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
08/15/2047 4.000% 1,200,000 1,058,023
Series A
04/01/2039 4.000% 1,450,000 1,371,155
Revenue Bonds
08/15/2041 4.000% 1,000,000 930,997
Series A
02/15/2046 3.500% 690,000 553,911
Series B
07/01/2033 4.250% 200,000 197,649
Wisconsin Housing & Economic Development Authority Home
Ownership Revenue
Revenue Bonds
Series A (FHLMC), (FNMA), (GNMA)
09/01/2035 4.125% 1,310,000 1,313,992
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
09/01/2037 3.750% 1,085,000 1,031,279
09/01/2038 4.375% 575,000 576,248
Total 11,868,448
Wyoming 0.2%
County of Campbell
Refunding Revenue Bonds
Series A
07/15/2039 3.625% 1,270,000 1,141,403
Total Municipal Bonds
(Cost $ 593,568,693 ) 583,281,713
1 1
. Shares
.
Value ($)
Money Market Funds 0 .4%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 2.187%
(d)
2,356,541 2,356,777
1 1 1
Total Money Market Funds
(Cost $ 2,356,777 ) 2,356,777
Total Investments in Securities
(Cost $ 595,925,470 ) 585,638,490
Other Assets & Liabilities, Net 6,132,755
Net Assets 591,771,245
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $16,621,589, which represents 2.81% of total net assets.
(b) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.
(c) Zero coupon bond.
(d) The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
AG Assured Guaranty Inc.
AMBAC American Municipal Bond Assurance Corporation
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
HUD U.S. Department of Housing and Urban Development
NPFG National Public Finance Guarantee Corporation
PSF-GTD Permanent School Fund

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, July 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
SONYMA State of New York Mortgage Agency
ST AID
WITHHLDG State Aid Withholding
ST
INTERCEPT State Intercept

3QT303_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.